Thornburg New Mexico Intermediate Municipal Fund

                                  Thornburg
                          New Mexico Intermediate
                               Municipal Fund
                                  A Shares

SEC Yield                           4.44%
Taxable Equiv. Yield                8.03%
NAV                                $13.05
Max. Offering Price                $13.52


1 Year                              1.25%
5 Year                              5.53%
Since Inception                     6.00%

(Inception date)                 ( 6/18/91)



                                   The taxable  equivalent yield assumes a 39.6%
marginal federal tax rate and an 8.50% marginal New Mexico rate.

  The investment return and principal value of an investment in fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                                                            Maximum sales charge
                                                  of the  Fund's  Class A Shares
                                                  is 3.50%.  The Fund's  Class C
                                                  Shares were converted to Class
                                                  A Shares on January 31, 1996.

          The data quoted represent past performance and may not be construed as a guarantee of future results.

l e t t e r  t o  s h a r e h o l d e r s

Dear Fellow Shareholder:

I am pleased to present  the  Semi-Annual  Report for the  Thornburg  New Mexico
Intermediate Municipal Fund for the period ending March 31, 1997. This was a period of sharply fluctuating interest rates. The bond bulls insist that a tepid U.S. economy is on the brink of weakness. The bond bears counter that our current economic vigor will persist for the foreseeable future. If you were with us for the entire period, you received dividends of 32.4 cents per share. If you reinvested your dividends, you received 32.8 cents per share.

Your Thornburg New Mexico Intermediate Municipal Fund portfolio currently holds over 135 municipal obligations from New Mexico borrowers and 3 U.S. Territories. Approximately 88% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 7 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

         % of portfolio maturing within   Cumulative % maturing by end of

                    2 years = 9%                     year 2= 9%
            2 to 4 years =   14%                    year 4= 23%
              4 to 6 years = 19%                    year 6= 44%
              6 to 8 years = 18%                    year 8= 62%
             8 to 10 years = 22%                   year 10= 84%
             10 to 12 years = 8%                   year 12= 92%
           12 to 14 years =   3%                   year 14= 95%
           14 to 16 years =   3%                   year 16= 98%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Unless interest rates increase from present levels or I detect a broader base of demand for bonds by American households, I am not inclined to extend our average portfolio maturity at this time.

Strong forces are acting in opposite ways on U.S. interest rates at this time. The U.S. economy is generally firm and the economies of many developing countries are growing as well. Americans have been net sellers of individual municipal and U.S. government bonds, preferring instead to pour money into stocks, money market funds and, recently, emerging market debt funds. By themselves, these forces should put upward pressure on our interest rates. However, most other developed countries have sluggish economies, much lower interest rates than ours, and currencies that have been depreciating relative to the U.S. dollar. As a result, foreign money has been pouring into the U.S. bond market, lifting bond prices and lowering yields from the levels that would otherwise exist. In the last 2 years, foreign purchases of U.S. Treasury bonds have accounted for more than 100% of the net issuance of Treasury bonds, up from an average of approximately 20% between 1980-1994. The graph below illustrates this trend, which may only now be subsiding. We have positioned your bond portfolio conservatively so as to be able to react quickly to change and take advantage of any opportunities that arise.
























Many municipal bonds issued between 1985 and 1990 have been paid off this year. Money to pay off other bonds prior to maturity already has been raised. You may own municipal bonds or unit trusts which are being redeemed. Your investment in Thornburg New Mexico Intermediate Municipal Fund will not be redeemed until you sell it. Please remember that you can easily add to your investment each month by authorizing a simple, automatic transfer from your checking account.

Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.


Sincerely,




Brian J. McMahon
Managing Director


s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg New Mexico Intermediate Municipal Fund
March 31, 1997
(unaudited)

ASSETS

Investments, at value (cost $124,887,253)         $129,242,600
Cash                                                    46,333
Receivable for fund shares sold                        343,669
Interest receivable                                  2,176,895
Prepaid expenses and other assets                       32,441

TOTAL ASSETS                                       131,841,938
LIABILITIES

Payable for investments purchased                       31,251
Payable for fund shares redeemed                       119,029
Accounts payable and accrued expenses                  113,795
Payable to investment adviser                           96,018
Dividends payable                                      194,404

TOTAL LIABILITIES                                      554,497

NET ASSETS                                        $131,287,441

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($131,287,441 applicable to 10,061,662 shares of beneficial interest
outstanding - Note 4)                                                 $13.05

Maximum sales charge, 3.50% of offering
price (3.63% of net asset value per share)                               .47

               Maximum Offering Price Per Share                       $13.52

See notes to financial statements.

s t a t e m e n t  o f  o p e r a t i o n s

Thornburg New Mexico Intermediate Municipal Fund
Six Months Ended March 31, 1997

INVESTMENT INCOME
Interest income (net of premium amortized
of $149,429)                                        $   3,883,584

EXPENSES
Investment advisory fees (Note 3)                         326,405
Administration fees (Note 3)                               81,601
Distribution and service fees (Note 3)
Class A Shares                                            161,039
Custodian fees                                             49,342
Transfer agent fees                                        37,885
Professional fees                                          11,782
Accounting fees                                              6990
Registration and filing fees                                  349
Other expenses                                              7,895

TOTAL EXPENSES                                            683,288
Less:
Expenses deferred by investment adviser (Note 3)          (30,479)

NET EXPENSES                                              652,809

NET INVESTMENT INCOME                                   3,230,775


REALIZED AND UNREALIZED
LOSS ON INVESTMENTS (NOTE 5)
Net realized gain on investments sold                      38,255
Decrease in unrealized appreciation of investments       (452,671)

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS                                      (414,416)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $   2,816,359

See notes to financial statements.


s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg New Mexico Intermediate Municipal Fund
(unaudited)

                                        Six Months         Year Ended
                                  Ended March  31, 1997  September 30,
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                     $3,230,775      $6,381,032
Net realized gai                              38,255         (21,671)
Decrease in unrealized
appreciation of                             (452,671)       (320,678)

NET INCREASE IN NET
ASSETS RESULTING                           2,816,359       6,038,683
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares
                                          (3,230,775)     (6,378,163)
Class C Shares                                  --            (2,869)

FUND SHARE TRANSACTIONS-- (Note 4)
Class A Shares                               394,929      (5,090,560)
Class C Shares                                  --          (143,365)

NET DECREASE IN                              (19,487)     (5,576,274)
NET ASSETS:

Beginning of per                         131,306,928     136,883,202
End of period                           $131,287,441    $131,306,928

See notes to financial statements.


n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg New Mexico Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

The Fund currently offers only one class of shares of beneficial interest, Class A shares. On September 28, 1995, all existing Class B shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. On January 31, 1996, all existing Class C shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value.The Fund no longer offers Class B or Class C shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently class specific expenses of the Fund were limited to distribution fees, administration fees and certain transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value of the Fund, the Trust utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Trust may engage in when-issued or delayed delivery transactions. To the extent the Trust engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Trust makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Trust has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg New Mexico Intermediate Municipal Fund

Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ending March 31, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. Also, the Trust entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Fund, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reimburse the Fund for such excess. No such reimbursement was required as a result of this limitation. For the six months ended March 31, 1997, the Adviser voluntarily deferred certain operating expenses amounting to $30,479. These expenses may be repaid to the Advisor by the Fund, however such repayment will depend upon the overall level of the Fund's expenses for the entire year ending September 30, 1997.

The Trust has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the six months ended March 31, 1997, the Distributor earned commissions aggregating $15,702 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Trust may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors of the Trust is borne by the Trust.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg New Mexico Intermediate Municipal Fund

Note 4 - SHARES OF BENEFICIAL INTEREST:

At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $127,651,352. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended            Year Ended
                                March  31, 1997         September 30, 1996
----                                                     ------------------

Class A Shares              Shares      Amount        Shares          Amount
Shares sold                 957,983   $12,613,409    1,300,328      $17,051,801
Shares issued to shareholders
     in reinvestment of
     distributions          157,875     2,049,030      320,921        4,210,070
Shares repurchased       (1,084,747)  (14,267,509)  (2,011,202)     (26,352,431)

Net Increase (Decrease)      31,111      $394,930     (389,953)     ($5,090,560)

Class C Shares
Shares sold                     --           --           6,829        $90,000
Shares issued to shareholders
     in reinvestment of
     distributions              --           --             153           2,031
Shares repurchased                                      (17,739)       (235,396)

Net Decrease                    --           --         (10,757)      ($143,365)











Note 5 - SECURITIES TRANSACTIONS

For the six months ended March 31, 1997, the Fund had purchase and sale transactions (excluding short-term securities) of $8,459,056 and $8,015,246, respectively.

The cost of investments for Federal income tax purposes is $124,915,564. At March 31, 1997, net unrealized appreciation of investments was $4,356,133, resulting from $4,558,961 gross unrealized appreciation and $202,828 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at March 31, 1997 aggregated $719,257.

For tax purposes, the Fund has realized capital loss carryforwards of $729,201 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $3,404, September 30, 2003 - $ 694,985, and September 30, 2004 - $30,812.





Thornburg New Mexico Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the period)
                                                          Six Months
                                                             Ended                   Year Ended September 30,
                                                        March 31, 1997    1996       1995       1994       1993       1992

Class of Shares:                                               A            A          A          A          A           A
                                                               --------------------------         --         -           -

Net asset value, beginning of period                        $13.09         $13.12     $12.72     $13.36     $12.64    $12.21
Income from investment operations:
Net investment income                                          .32            .63        .60        .60        .65       .74
Net realized and unrealized
     gain (loss) on investments                               (.04)          (.03)       .40       (.63)       .72       .43
Total from investment operations                               .28            .60       1.00       (.03)      1.37      1.17
Less dividends from:
     Net investment income                                    (.32)          (.63)      (.60)      (.60)      (.65)     (.74)
     Realized capital gains                                       --            --         --      (.01)        --         --
Change in net asset value                                     (.04)          (.03)       .40       (.64)       .72       .43

Net asset value, end of period                              $13.05         $13.09     $13.12     $12.72     $13.36    $12.64
Total return (a)                                            2.18%          4.68%      8.10%      (.26%)    10.96%     9.98%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                                  4.95%(b)       4.81%      4.71%      4.58%      4.95%       5.76%
     Expenses, after expense reductions                     1.00%(b)       1.00%      1.00%       .90%       .61%        .42%
     Expenses, before expense reductions                    1.05%(b)       1.07%      1.06%      1.04%      1.01%       1.12%

Portfolio turnover rate                                     6.22%         10.88%     17.06%      6.87%     10.33%      32.15%
Net assets
     at end of period(000)                                 $131,287       $131,307   $136,742    $143,910   $128,590   $71,034

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.


f i n a n c i a l   h i g h l i g h t s (continued)


Thornburg New Mexico Intermediate Municipal Fund

Per share operating performance
(for a share outstanding                                     Four Month                                          Period from
throughout the period)                                      Period Ended          Year Ended                   September 1, (a)
                                                             January 31,         September 30,                 to September 30,
                                                               1996                  1995                           1994
------------------------------------------------------------------------------------------------------------------------

Class of Shares:                                                 C**             B*           C                B             C

Net asset value, beginning of period                           $13.12         $12.72        $12.71          $12.87        $12.87
Income from investment operations:
Net investment income                                             .19            .52           .52             .05           .04
Net realized and unrealized
      gain (loss) on investments                                  .15            .37           .41            (.15)         (.16)
Total from investment operations                                  .34            .89           .93            (.10)         (.12)
Less distributions from:
      Net investment income                                      (.19)          (.52)         (.52)           (.05)         (.04)
Change in net asset value                                         .15            .37           .41            (.15)         (.16)

Net asset value, end of period                                 $13.27         $13.09        $13.12          $12.72        $12.71

Total return (b)                                              2.57%           7.42%        7.48%           (.80%)        (.90%)

Ratios/Supplemental Data Ratios to average net assets:
      Net investment income                                      4.22%(c)       4.06%         4.05%           3.47%(c)      3.49%(c)
Expenses, after expense reductions                               1.40%(c)       1.64%         1.66%           1.71%(c)      1.74%(c)
Expenses, before expense reductions                             13.03%(c)       4.71%        15.86%          10.90%(c)     21.92%(c)
Portfolio turnover rate                                         10.88%         17.06%        17.06%           6.87%         6.87%
Net assets
     at end of period (000)                                         $0              $0         $141               $81         $59

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.
 * On September 28, 1995, all Class B shares were converted into Class A shares.
 **On January 31, 1996, all Class C shares were converted into Class A shares.



s c h e d u l e  o f   i n v e s t m e n t s

Thornburg New Mexico Intermediate Municipal Fund
March 31, 1997  CUSIP:  Class A - 885-215-301; NASDAQ Symbol: Class A - THNMX

 Principal                                                                                                  Credit Rating+
   Amount      Issuer-Description                                                                             Moody's/S&P    Value

$  225,000     Albuquerque Airport Revenue Series B, 8.40% due 7/1/00                                              A1/A+  $  229,198
   806,000     Albuquerque Mortgage Obligation Revenue Series B-2, 0% due 5/15/11 (Insured: FGIC)                Aaa/AAA     286,775
    50,000     Albuquerque Gross Receipts Tax Revenue, 6.20% due 7/1/05                                          Aaa/AAA      52,767
 1,000,000     Albuquerque Gross Receipts Tax Revenue, 5.375% due 7/1/01 (Bluewater Apartments Project)            NR/NR   1,002,740
 1,280,000     Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/02 (Insured: FSA)                         Aaa/AAA     992,742
 1,520,000     Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/03 (Insured: FSA)                         Aaa/AAA   1,116,333
 2,035,000     Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/05 (Insured: FSA)                         Aaa/AAA   1,332,396
 2,000,000     Albuquerque Gross Receipts and Lodger's Tax, 0% due 7/1/12 (Insured: FSA)                         Aaa/AAA     828,900
   500,000     Albuquerque Gross Receipts and Lodger's Tax, 3.45% due 7/1/22, put 4/7/97
               (weekly demand notes) (LOC: Canadian Imperial Bk)                                                  Aa3/AA     500,000
    80,000     Albuquerque Hospital Revenue, 7.20% due 7/1/97 (Escrowed to Maturity)                             Aaa/AAA      80,677
 1,000,000     Albuquerque Hospital Revenue Series 1991-A, 6.375% due 5/15/04
               (St. Joseph's Health Care Project; Insured: MBIA)                                                 Aaa/AAA   1,065,550
   300,000     Albuquerque Hospital Revenue, 6.625% due 5/15/10
               (St. Joseph's Health Care Project; Insured: MBIA)                                                 Aaa/AAA     319,476
 2,000,000     Albuquerque Hospital Revenue Series 1992, 5.60% due 8/1/99 (Insured: MBIA)                        Aaa/AAA   2,045,860
   335,000     Albuquerque Hospital Revenue Series A, 5.80% due 8/1/00
               (Presbyterian Health Care Project; Insured: MBIA)                                                 Aaa/AAA     345,807
 2,500,000     Albuquerque Hospital System Refunding Revenue Series 1992-A, 6.10% due 8/1/02
               (Presbyterian Health Care Project; Insured: MBIA)                                                 Aaa/AAA   2,634,325
 1,040,000     Albuquerque Hospital System Refunding Revenue Series 1992-B, 6.20% due 8/1/02
               (Presbyterian Health Care Project; Insured: MBIA)                                                 Aaa/AAA   1,064,585
 1,775,000     Albuquerque Hospital System Refunding Revenue Series 1992-B, 6.60% due 8/1/07
               (Presbyterian Health Care Project; Insured: MBIA)                                                 Aaa/AAA   1,824,416
   500,000     Albuquerque Health Care System Series 1992, 3.45% due 5/15/22, put 4/7/97 (weekly demand note)
               (Sisters of Charity Project; Insured: Toronto Dominion Bank)                                      VMIG/Aa     500,000
 1,000,000     Albuquerque Water and Sewer System Revenue Refunding Series B, 6.95% due 7/1/02                     A1/AA   1,082,610
 1,500,000     Albuquerque Water and Sewer Revenue, 7.00% due 7/1/03                                               A1/AA   1,626,135
 1,750,000     Albuquerque Water and Sewer Revenue Series 1990-C, 7.00% due 7/1/05                                 NR/AA   1,881,775
   600,000     Albuquerque Water and Sewer Revenue, 6.25% due 7/1/08                                               A1/AA     630,204
 1,225,000     Albuquerque MFHR Series 1991, 8.50% due 7/1/21, put 7/1/01 (Beach Apartments Project) .             NR/NR   1,250,847
 2,955,000     Albuquerque MFHR Series 1994, 6.75% due 1/1/24, put 1/1/04 (Dorado Village Project)                NR/AAA   2,831,422
   250,000     Albuquerque Refuse Removal and Disposal Rev., 6.80% due 7/1/98 (Insured: AMBAC)                   Aaa/AAA     258,030
   290,000     Albuquerque Revenue Refunding Bonds Series 1993, 5.00% due 6/1/01
               (Evangelical Lutheran Good Samaritan Society Project; Insured: FSA)                               Aaa/AAA     292,584
   305,000     Albuquerque Revenue Refunding Bonds Series 1993, 5.10% due 6/1/02
               (Evangelical Lutheran Good Samaritan Society Project; Insured: FSA)                               Aaa/AAA     308,288
   170,000     Albuquerque Revenue Refunding Bonds Series 1993, 5.20% due 6/1/03
               (Evangelical Lutheran Good Samaritan Society Project; Insured: FSA)                               Aaa/AAA     172,223
 1,000,000     Albuquerque Special Assessment District Series A, 6.45% due 1/1/15
               (Cottonwood Mall Project; LOC: Sumitomo Bank)                                                       NR/A+   1,000,420
    25,000     Albuquerque Special Assessment District No. 219 Series B, 5.50% due 7/1/00
               (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                            NR/A      25,031
   195,000     Albuquerque Special Assessment District No. 219 Series B, 5.65% due 7/1/01
               (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                            NR/A     195,263
   405,000     Albuquerque Special Assessment District No. 219 Series B, 5.75% due 7/1/02
               (Water and Sewer Improvement Project; LOC: Sumitomo Bank)                                            NR/A     405,146
 4,500,000     Bernalillo County Multifamily Housing Revenue Series 1994-A, 6.50% due 10/1/19,
               put 10/1/06 (Village Apartments Project; Insured: AXA Reinsurance Co.)                              NR/AA   4,724,145
 2,300,000     Bernalillo Multifamily Housing Revenue Series 1988, 5.80% due 11/1/25, put 11/1/06
               (Sunchase Apartments Project; Insured: AXA Reinsurance Co.)                                         NR/AA   2,312,466
   500,000     Bloomfield Gross Receipts Tax Revenue Series 1992-B, 6.50% due 8/1/07                              Baa/NR     512,615
 1,500,000     Dona Ana County Gross Receipts Tax Refunding and Improvement Series 1993,
               5.875% due 6/1/09 (Insured: Asset Guaranty)                                                         NR/AA   1,530,045
 1,000,000     Dona Ana County Gross Receipts Tax, 6.00% due 6/1/14 (Insured: Asset Guaranty)                      NR/AA   1,002,460
   330,000     Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.125% due 6/1/03                          NR/NR     320,021
   260,000     Dona Ana County Subordinated Gross Receipts Tax Revenue, 6.25% due 6/1/04                           NR/NR     251,534
   510,000     Espanola Gross Receipts Tax Revenue, 7.10% due 3/1/02 (Insured: MBIA)                             Aaa/AAA     529,773
   550,000     Espanola Gross Receipts Tax Revenue, 7.20% due 3/1/03 (Insured: MBIA)                             Aaa/AAA     571,813
   750,000     Farmington Utility System Refunding Revenue, 5.20% due 5/15/00 (Insured: FGIC)                    Aaa/AAA     760,515
   775,000     Gallup Pollution Control Revenue Refunding, 6.20% due 8/15/03 (Plains Electric
               Generation Project; Insured: MBIA)                                                                Aaa/AAA     822,988
 1,500,000     Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due 8/15/06 (Insured: MBIA)         Aaa/AAA   1,604,445
   500,000     Gallup Sales Tax Revenue Sinking Fund Bonds, 6.75% due 6/1/06 (Insured: MBIA)                     Aaa/AAA     526,775
 1,000,000     Guam Limited Obligation Highway Series 1992-A, 5.50% due 5/1/99
               (Insured: FSA)                                                                                     NR/AAA   1,020,230
   280,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/00                            NR/NR     287,848
   300,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/01                            NR/NR     309,570
   315,000     Hidalgo County Municipal School District of Lordsburg, 6.875% due 7/1/02                            NR/NR     325,360
 2,500,000     Jicarilla Apache Tribe Tribal Refunding Revenue Bonds, 7.75% due 7/1/05                              NR/A   2,530,900
 1,175,000     Las Cruces Gross Receipts Refunding Revenue, 5.45% due 12/1/99                                        A/A   1,199,722
   625,000     Las Cruces Gross Receipts Refunding Revenue, 5.85% due 12/1/01                                        A/A     649,719
 1,500,000     Las Cruces Gross Receipts Refunding Revenue Series 1992, 6.25% due 12/1/05                            A/A   1,567,050
   420,000     Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due 7/1/07                        A1/NR     461,866
   780,000     Las Cruces Joint Utility Refunding and Improvement Revenue, 6.50% due 7/1/07                         A1/A     849,560
 1,160,000     Las Cruces Municipal Sales Tax Revenue Series 1991, 6.50% due 12/1/06                                A/NR   1,216,620
   380,000     Las Cruces Gross Receipts Tax Revenue Series 1995, 6.00% due 6/1/01
               (South Central Solid Waste Authority Project)                                                        NR/A     394,539
    45,000     Lordsburg Gross Receipts and Lodgers Tax Revenue, 8.125% due 12/1/97                                NR/NR      46,004
   230,000     Lordsburg Gross Receipts and Lodgers Tax Revenue, 8.625% due 12/1/02                                NR/NR     237,999
 1,150,000     Lordsburg Pollution Control Revenue, 6.50% due 4/1/13 (Phelps Dodge Project)                        A2/A-   1,203,947
 3,445,000     Los Alamos County Utility System Revenue Refunding Series A, 6.00% due 7/1/08
               (Insured: FSA)                                                                                    Aaa/AAA   3,593,617
   350,000     Milan General Obligation Sanitary Sewer Series 1994, 7.00% due 9/1/13                               NR/NR     368,970
 2,790,000     New Mexico Educational Assistance Foundation Revenue, 6.70% due 4/1/02
               (Insured: AMBAC)                                                                                  Aaa/AAA   2,948,332
 1,250,000     New Mexico Educational Assistance Foundation Revenue, 6.20% due 12/1/01                            Aaa/NR   1,310,050
   815,000     New Mexico Educational Assistance Foundation Revenue, 6.45% due 12/1/04                            Aaa/NR     881,292
 1,300,000     New Mexico Educational Assistance Foundation Revenue, 6.85% due 12/1/05                              A/NR   1,330,121
   250,000     New Mexico Educational Assistance Foundation Revenue, 5.20% due 12/1/01                           Aaa/AAA     250,393
   105,000     New Mexico Student Loan Revenue, 5.55% due 12/1/01                                                   A/NR     106,671
 2,755,000     New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/07                             Aaa/NR   2,825,115
   975,000     New Mexico MFA MFHR Series 1991-C, 6.75% due 7/1/11                                                NR/AAA     995,972
 1,400,000     New Mexico MFA MFHR Series 1991-C, 6.75% due 7/1/11                                                NR/AAA   1,430,114
    45,000     New Mexico MFA SFMR Series A, 7.00% due 7/1/14                                                      A1/A+      30,656
 2,043,526     New Mexico MFA SFMR Series A, 0.00% due 7/1/15                                                      Aa/A+     307,592
    85,000     New Mexico MFA SFMR Series C, 7.80% due 7/1/99 (Insured: FGIC)                                    Aaa/AAA      87,491
    95,000     New Mexico MFA SFMR Series A, 6.50% due 3/1/98                                                     AA-/NR      96,324
   645,000     New Mexico MFA SFMR Series A-1, 6.05% due 1/1/00                                                    Aa/AA     663,008
   650,000     New Mexico MFA SFMR Series A-1, 6.05% due 7/1/00                                                    Aa/AA     671,203
   245,000     New Mexico MFA SFMR Series A-2, 6.20% due 1/1/01                                                    Aa/AA     251,934
   635,000     New Mexico MFA SFMR Series 1992-A-1, 6.30% due 1/1/02                                               Aa/AA     660,216
 5,000,000     New Mexico MFA SFMR Series 1992-A-1, 6.85% due 7/1/10                                               Aa/AA   5,181,550
 1,085,000     New Mexico MFA SFMR Series 1992-A-1, 6.90% due 7/1/08                                              NR/AAA   1,122,291
 1,375,000     New Mexico State Severance Tax Refunding Series 1992-C, 5.30% due 7/1/97                            Aa/AA   1,379,868
 1,000,000     New Mexico State Severance Tax Refunding Series 1992-C, 5.60% due 7/1/02                            Aa/AA   1,016,480
 1,195,000     New Mexico Equipment Loan Council Hospital Revenue, 7.50% due 6/1/02
               (San Juan Regional Medical Center, Inc. Project)                                                     A/NR   1,309,111
 1,490,000     New Mexico Equipment Loan Council Hospital Revenue, 7.80% due 6/1/05,
               (San Juan Regional Medical Center, Inc. Project)                                                     A/NR   1,652,023
   225,000     New Mexico Equipment Loan Council Hospital Revenue, 7.90% due 6/1/11
               (San Juan Regional Medical Center, Inc. Project)                                                     A/NR     248,164
   575,000     New Mexico Equipment Loan Council Hospital Revenue, 7.80% due 6/1/06
               (San Juan Regional Medical Center, Inc. Project)                                                     A/NR     634,346
 2,030,000     New Mexico Hospital Equipment Loan Council Revenue, 6.40% due 6/1/09
               (Memorial Medical Center Project)                                                                    A/NR   2,123,000
   390,000     New Mexico State University Revenue, 5.85% due 4/1/99                                               A1/AA     399,590
   380,000     New Mexico State University Revenue, 5.85% due 4/1/00                                               A1/AA     391,666
   335,000     New Mexico State University Revenue, 5.85% due 4/1/01                                               A1/AA     347,170
 1,050,000     Northern Mariana Islands Ports Authority Airport Rev. Series 1987-B, 6.90% due 10/1/01              A2/NR   1,073,593
   555,000     Northern Mariana Islands Ports Authority Airport Rev. Series 1987-B, 7.00% due 10/1/02              A2/NR     567,471
   750,000     Puerto Rico Public Improvement Revenue, 6.60% due 7/1/04                                           Baa1/A     825,322
 1,300,000     Puerto Rico Highway and Transportation Authority Highway Revenue, 5.70% due 7/1/98                 Baa1/A   1,322,932
 2,000,000     Puerto Rico Public Building Authority Revenue, 6.10% due 7/1/00                                    Baa1/A   2,073,060
 1,500,000     Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00                       Baa1/A   1,536,885
   100,000     Questa Independent School Dist. #9 G.O. School Bldg. Series 7/1/87, 8.50% due 10/1/00               NR/NR     106,188
   150,000     Rio Grande Natural Gas Association Natural Gas System Revenue, 5.00% due 7/1/00                 Baa1/BBB+     149,632
   375,000     Rio Rancho Gross Receipts Tax Revenue Series 1995 A, 5.50% due 12/1/00 (Insured: CGIC)            Aaa/AAA     384,461
   440,000     Rio Rancho Gross Receipts Tax Revenue Series 1995 A, 5.50% due 12/1/03 (Insured: CGIC)            Aaa/AAA     451,559
   500,000     Rio Rancho Water and Wastewater System, 8.00% due 5/15/02 (Insured: FSA)                          Aaa/AAA     567,970
 1,000,000     Rio Rancho Water & Wastewater Series 1995 A, 6.50% due 5/15/06 (Insured: FSA)                     Aaa/AAA   1,088,860
 1,000,000     San Juan County Gross Receipts / Gasoline Tax Refunding Revenue Series 1994-B,
               7.00% due 9/15/09, pre-refunded 9/15/04 @101                                                         A/NR   1,134,770
   115,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/07               Baa1/NR     122,995
   125,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/08               Baa1/NR     133,383
   135,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/09               Baa1/NR     143,710
   145,000     Sandoval County Gross Receipts Tax Refunding Revenue Series 1992, 7.00% due 11/1/10               Baa1/NR     154,355
   340,000     Santa Fe County Office and Training Facilities Project Revenue
               Series 1990, 9.00% due 7/1/01 (Escrowed to Maturity)                                               NR/AAA     394,271
   356,000     Santa Fe County Office and Training Facilities Project Revenue
               Series 1990, 9.00% due 1/1/02 (Escrowed to Maturity)                                               NR/AAA     417,634
   372,000     Santa Fe County Office and Training Facilities Project Revenue
               Series 1990, 9.00% due 7/1/02 (Escrowed to Maturity)                                               NR/AAA     442,375
   406,000     Santa Fe County Office and Training Facilities Project Revenue
               Series 1990, 9.00% due 7/1/03 (Escrowed to Maturity)                                               NR/AAA     494,147
   443,000     Santa Fe County Office and Training Facilities Project Revenue
               Series 1990, 9.00% due 7/1/04 (Escrowed to Maturity)                                               NR/AAA     550,206
   626,000     Santa Fe County Office and Training Facilities Project Revenue
               Series 1990, 9.00% due 1/1/08 (Escrowed to Maturity)                                               NR/AAA     816,899
   500,000     Santa Fe Gross Receipts Tax Revenue & Improvement, 6.35% due 6/1/02                                 A1/AA     513,475
   295,000     Santa Fe Housing Development Corporation Multifamily Revenue Refunding Series
               1993-A, 5.50% due 2/1/04 (Villa Camino Consuela Project; Credit Support HUD 8)                       A/NR     298,829
 1,000,000     Santa Fe Industrial Revenue Housing Refunding, 7.25% due 12/1/05
               (Ponce de Leon Project; Guaranteed: Health Care REIT)                                               NR/NR   1,015,200
   250,000     Santa Fe Public School District, 5.20% due 6/15/98                                                  A1/NR     253,373
   325,000     Santa Fe Refuse Disposal System Revenue, 5.50% due 6/1/03                                            A/NR     329,550
   370,000     Santa Fe Refuse Disposal System Improvement Net Rev Series 1996-B, 5.50% due 6/1/04                  A/NR     374,555
 1,900,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/02 (Insured: FGIC)                         Aaa/AAA   1,473,602
 1,945,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/03 (Insured: FGIC)                         Aaa/AAA   1,428,466
 1,945,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/04 (Insured: FGIC)                         Aaa/AAA   1,332,325
 1,895,000     Santa Fe Improvement Revenue Series 1992-A ,0% due 7/1/05 (Insured: FGIC)                         Aaa/AAA   1,204,405
   500,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/06 (Insured: FGIC)                         Aaa/AAA     294,860
 1,945,000     Santa Fe Improvement Revenue Series 1992-A, 0% due 7/1/11 (Insured: FGIC)                         Aaa/AAA     787,861
   709,662     Santa Fe Single Family Mortgage Revenue Series 1991, 8.45% due 12/1/11                              Aa/NR     751,660
   780,000     Santa Fe Single Family Mortgage Revenue 5.25% due 11/1/05 (FNMA / GNMA guaranteed)                 AAA/NR     772,013
   420,000     Santa Fe Single Family Mortgage Revenue 6.00% due 11/1/10 (FNMA / GNMA guaranteed)                 AAA/NR     413,045
   675,000     Santa Fe Single Family Mortgage Revenue 6.20% due 11/1/16 (FNMA / GNMA guaranteed)                 AAA/NR     661,480
   875,000     Santa Fe Solid Waste Management Facilites Revenue, 6.10% due 6/1/07                                 NR/NR     897,435
   195,000     Santa Rosa Consolidated School District #8 Guadalupe and San Miguel Counties
               General Obligation Series 1991, 7.00% due 8/1/03                                                   Baa/NR     205,048
   210,000     Santa Rosa Consolidated School District #8 Guadalupe and San Miguel Counties
               General Obligation Series 1991, 7.00% due 8/1/04                                                   Baa/NR     221,149
   285,000     Socorro Health Facilities Refunding Revenue, 6.00% due 5/1/08, (Evangelical
               Lutheran Good Samaritan Project; Insured: AMBAC)                                                  Aaa/AAA     297,968
 1,830,000     Taos County Local Hospital Gross Receipts Tax Revenue
               Series 1992, 6.125% due 12/1/01 (Insured: Asset Guaranty)                                           NR/AA   1,905,872
   295,000     Torrance County Environmental Revenue Series 1992, 6.875% due 6/1/03                                NR/NR     295,997
   100,000     University of New Mexico Higher Educational Revenue, 7.50% due 6/1/00                               A1/AA     108,260
   500,000     U.S. Virgin Islands Public Finance Authority, 7.70% due 10/1/04                                   Baa/BBB     535,800
 1,000,000     U.S. Virgin Islands Public Finance Authority Revenue Refunding Series A,
               6.90% due 10/1/01                                                                                   NR/NR   1,054,740
   330,000     U.S. Virgin Islands Public Finance Authority, Series 1992-A, 7.00% due 10/1/02                      NR/NR     351,932
 1,175,000     U.S. Virgin Islands Special Tax General Obligation Series 1991, 7.75% due 10/1/06
               (Hugo Insurance Claims Fund Project)                                                                NR/NR   1,264,864
 3,000,000     U.S. Virgin Islands Water & Power Authority Series A, 7.40% due 7/1/11                              NR/NR   3,177,420
 1,385,000     Western New Mexico University System Revenue Series 1995, 7.75% due 6/15/19                       Baa/BBB   1,501,354

                TOTAL INVESTMENTS (Cost $124,887,253)                                                                   $129,242,600
                + Credit ratings are unaudited.
                See notes to financial statement


Thornburg Limited Term Municipal Fund - National Portfolio
LTMFX is an open end mutual fund which invests in a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 5 years or less.

Thornburg Limited  Term  Municipal  Fund -  California  Portfolio
LTCAX, a single state companion portfolio to LTMFX, offers California investors double tax-free** yields in a laddered, short maturity portfolio. The Fund has an average maturity of 5 years or less.

Thornburg  Intermediate  Municipal Fund.
THIMX is an open end mutual fund which invests in a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 10 years or less.

Thornburg Florida Intermediate Municipal Fund
Thornburg Florida Intermediate Fund, a single state companion fund to THIMX, offers Florida investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.

Thornburg New Mexico Intermediate Municipal Fund THNMX, a single state companion fund to THIMX, offers New Mexico investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.

Thornburg Limited Term U.S.  Government  Fund
LTUSX is an open end mutual
fund which invests in short to intermediate obligations issued by the U.S. Government, its agencies or instrumentalities***. It has an average maturity of 5 years or less. It is particularly suitable for your IRA, Keogh Plan, Pension Plan, or Profit Sharing Plan.

Thornburg Limited Term Income Fund
THIFX is an open end mutual fund which
invests in a wide variety of taxable, investment grade, short to intermediate obligations. The Fund keeps a weighted average maturity of 5 years or less. It is also suitable for your IRA, Keogh Plan, Pension Plan, or Profit Sharing Plan.

Thornburg Value Fund A mutual fund that invests primarily in domestic equities selected on a compelling value basis using traditional fundamental research evaluation methods.

3yr     5yr        10yr


4 o      5 o       5 o




4 o     5 o        5 o



5 o     5 o         N/A



4 o    N/A          N/A




4 o    4 o          N/A





3 o   3 o           N/A





3 o      N/A        N/A




N/A      N/A        N/A

SOURCE: Morningstar Advanced Analytics for Principia, 3/31/97. Morningstar proprietary ratings are subject to change every month and are calculated from the fund's 3-, 5- and
10- year average annual returns (when available) in excess of 90-day Treasury bill returns with appropriate fee adjustment and a risk factor that reflects fund performance below
90-day Treasury bill returns. 10% of the funds in an investment category receive 5 stars, 22% receive 4 stars and 35% receive 3 stars.
*morningstar ratings only apply to a fund's Class A shares. Certain funds also offer other classes of shares which are not rated. Those shares have different expenses and performance from Class A shares.
**Income from the municipal funds may be subject to state and local taxes and/or (except LTMFX) the federal alternative minimum tax. Although it reserves the right to do so in the future, LTMFX does not currently invest in bonds subject to the alternative tax.
*** The share price of the Fund is not guaranteed by the U.S. Government. +Class C shares of the respective funds have only been offered since
September 1, 1994.